Interest and Other, Net (Tables)	12 Months Ended
Dec. 31, 2013
Nonoperating Income (Expense) [Abstract]
Components of interest and other, net
The components of interest and other, net for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Interest income	$111	$134	$111
Interest expense	(100)	(63)	(25)
Gain on sale of Skype	—	—	1,664
Gain (loss) on divestiture of businesses	75	118	(257)
Other	9	7	44
	$95	$196	$1,537